Leases - Schedule of Company's right-of-use asset (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Presentation of leases for lessee [abstract]
As of January 1, 2019		$ 0
Additions		215
Disposals		(36)
Depreciation	$ (29)	(555)	[2]	$ 0	$ 0
Hyperinflationary economies effect		20
Indexation effect		15
Effects of changes in foreign exchange rates		(74)
Right-of-use assets, net as of December 31, 2019	$ 73	$ 1,382	[2]	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1